Issued Capital (Details) - Schedule of ordinary shares movements during years - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Ordinary Shares Movements During Years Abstract
At start of year		$ 45,852,107
Number of shares, At start of year		1,068,411,224	748,654,489	581,897,040
Issues of new shares – placements		$ 400,000
Number of shares, Issues of new shares – placements		5,000,000		114,663,460
Issues of new shares – share based payments1	[1]
Number of shares, Issues of new shares – share based payments1	[1]	10,000,000
Exercise of options		$ 40,274,243
Number of shares, Exercise of options		207,650,638	286,500,523	34,427,321
Shares in lieu of advisor fees		$ 450,000
Number of shares, Shares in lieu of advisor fees		1,272,166
Share issue costs		$ (389,555)
Number of shares, Share issue costs
At end of year		$ 86,586,794	$ 45,852,107
Number of shares, At end of year		1,292,334,028	1,068,411,224	748,654,489

[1]	The fair value of shares issued to employees and Directors expensed during the period has been recorded through the share base payment equity reserve refer to note 13 for further details. Ordinary shares entitle the holder to participate in dividends and the proceeds on winding up of the Company in proportion to the number of shares held. On a show of hands, every shareholder present at a meeting is entitled to one vote and upon a poll each share is entitled to one vote. Ordinary shares have no par value, and the Company does not have a limited amount of authorised capital.